ProShares UltraShort Solana ETF Investment Risks - ProShares UltraShort Solana ETF	May 31, 2025
Prospectus [Line Items]
Risk [Text Block]	Principal RisksThe range of hypothetical annualized Index volatility used in the table (75%-200%) is especially high reflecting, the fact that the price of Solana (SOL) has historically been highly volatile, even as compared to other digital assets. Trading prices of Solana (SOL) and other digital assets have experienced significant volatility in recent periods and may continue to do so. Such volatility may persist. In light of this, you should carefully consider the significant negative impact of volatility on Fund returns, as illustrated below, and the potential for significant losses on your investment in the Fund, when considering whether to hold shares of the Fund for longer periods.Assumes: (a) no Fund expenses and (b) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.
Investment Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Investment Strategy Risk – The Fund obtains short exposure to Solana (SOL) in a manner designed to provide inverse leveraged exposure to the single day returns of the Index. The Fund does not directly short Solana (SOL). Investors seeking to short Solana (SOL) directly should consider an investment other than the Fund.
Inverse Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Short or Inverse Investing Risk — You will lose money when the Index rises – a result that is the opposite from a traditional index fund. Obtaining inverse or “short” exposure may be considered an aggressive investment technique. The costs of obtaining this short exposure will lower your returns.
Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index rises than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a -50% gain at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
Holding Period Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return. Index volatility has a negative impact on Fund returns. During periods of higher Index volatility, the Index volatility may affect the Fund’s returns as much as or more than the return of the Index. The following table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance. In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index falls. The table uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -50% return on a yearly basis if the annual Index return were -25%. However, as the table shows, with a one-year Index return of -25% and an annualized Index volatility of 125%, the Fund could be expected to return -98.4%.Estimated Fund ReturnsIndexPerformanceOne Year Volatility RateOneYearIndexTwoTimestheInverse(-2x)of theOne YearIndex75%100%125%150%175%200%-95%190%7299.3%1891.5%268.4%-53.2%-95.9%-99.8%-75%150%196.0%-20.3%-85.3%-98.1%-99.8%-100.0%-50%100%-26.0%-80.1%-96.3%-99.5%-100.0%-100.0%-25%50%-67.1%-91.1%-98.4%-99.8%-100.0%-100.0%0%0%-81.5%-95.0%-99.1%-99.9%-100.0%-100.0%25%-50%-88.2%-96.8%-99.4%-99.9%-100.0%-100.0%50%-100%-91.8%-97.8%-99.6%-99.9%-100.0%-100.0%75%-150%-94.0%-98.4%-99.7%-100.0%-100.0%-100.0%100%-200%-95.4%-98.8%-99.8%-100.0%-100.0%-100.0%125%-250%-96.3%-99.0%-99.8%-100.0%-100.0%-100.0%150%-300%-97.0%-99.2%-99.9%-100.0%-100.0%-100.0%The Index’s has calculated performance since January 4, 2021. For the period from January 4, 2021 through May 31, 2025, the Index’s annualized historical volatility rate was 117.47%. Due to the Index’s limited operating history, the S&P Solana Reference Price Index is used for comparative purposes. The S&P Solana Reference Price Index’s annualized historical volatility rate for the five-year period ended May 31, 2025 was 115.27%. S&P Solana Reference Price Index’s highest May to May volatility rate during the five-year period was 182.56% (May 31, 2021). The Index’s annualized total return performance for the period from January 4, 2021 through May 31, 2025 was 102.98%. The S&P Solana Reference Price Index’s annualized total return performance for the five-year period ended May 31, 2025 was 112.96%. Historical Index volatility and performance do not predict future Index volatility and performance. For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse leveraged correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Derivatives Risk — Investing in derivatives to obtain inverse leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. Any costs associated with using derivatives will reduce the Fund’s return.
Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations.
Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Solana (SOL) Market Volatility Risk – The price of Solana (SOL) has historically been highly volatile. The value of the Fund’s investments in Solana (SOL) futures – and therefore the value of an investment in the Fund – could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund you should not invest in the Fund. Trading prices of Solana (SOL) and other digital assets have experienced significant volatility in recent periods and may continue to do so. For instance, there have been steep increases in the value of certain digital assets and multiple market observers have asserted that digital assets were experiencing a “bubble.” These increases were followed by steep drawdowns. These episodes of rapid price appreciations followed by steep drawdowns have occurred multiple times resulting in extreme volatility. Such volatility may persist.
Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Liquidity Risk — The market for the Solana (SOL) futures contracts is still developing and may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of Solana (SOL) futures, which could decrease the correlation between the performance of Solana (SOL) futures and spot Solana (SOL).
Futures Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Solana (SOL) Futures Risk – The market for Solana (SOL) futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the Solana (SOL) futures market has grown substantially since Solana (SOL) futures commenced trading, there can be no assurance that this growth will continue. The price for Solana (SOL) futures contracts is based on a number of factors, including the supply of and the demand for Solana (SOL) futures contracts. Market conditions and expectations, regulatory limitations or limitations imposed by the listing exchanges or futures commission merchants (“FCMs”) (e.g., margin requirements, position limits, and accountability levels), collateral requirements, availability of counterparties, and other factors each can impact the supply of and demand for Solana (SOL) futures contracts. Market conditions and expectations, margin requirements, position limits, accountability levels, collateral requirements, availability of counterparties, and other factors may also limit the Fund’s ability to achieve its desired exposure to Solana (SOL) futures contracts. If the Fund is unable to achieve such exposure it may not be able to meet its investment objective and the Fund’s returns may be different or lower than expected. Additionally, collateral requirements may require the Fund to liquidate its positions, potentially incurring losses and expenses, when it otherwise would not do so. Investing in derivatives like Solana (SOL) futures may be considered aggressive and may expose the Fund to significant risks. These risks include counterparty risk and liquidity risk. The performance of Solana (SOL) futures contracts, in general, has historically been highly correlated to the performance of Solana (SOL). However, there can be no guarantee this will continue. Transaction costs (including the costs associated with futures investing), position limits, the availability of counterparties and other factors may impact the cost of Solana (SOL) futures contracts and decrease the correlation between the performance of Solana (SOL) futures contracts and Solana (SOL), over short or even long-term periods. In the event that there are persistent disconnects between Solana (SOL) and Solana (SOL) futures, the Fund may not be able to obtain the desired inverse leveraged exposure and may not be able to achieve its investment objective.In addition, the performance of back-month futures contracts is likely to differ more significantly from the performance of the spot prices of Solana (SOL). To the extent the Fund is invested in back-month Solana (SOL) future contracts, the performance of the Fund should be expected to deviate more significantly from the performance of Solana (SOL). Moreover, price differences between Solana (SOL) and Solana (SOL) futures will expose the Fund to risks different from, and possibly greater than, the risks associated with investing directly in Solana (SOL), including larger losses or smaller gains.
Futures Capacity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Solana (SOL) Futures Capacity Risk – If the Fund’s ability to obtain exposure to Solana (SOL) futures contracts consistent with its investment objective is disrupted for any reason including, for example, limited liquidity in the Solana (SOL) futures market, a disruption to the Solana (SOL) futures market, or as a result of margin requirements, position limits, accountability levels, or other limitations imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchanges or the CFTC, the Fund may not be able to achieve its investment objective and may experience significant losses. In such circumstances, the Advisor intends to take such action as it believes appropriate and in the best interest of the Fund. Any disruption in the Fund’s ability to obtain inverse leveraged exposure to Solana (SOL) futures contracts will cause the Fund’s performance to deviate from the performance of Solana (SOL) and Solana (SOL) futures. Additionally, the ability of the Fund to obtain inverse leveraged exposure to Solana (SOL) futures contracts is limited by certain tax rules that limit the amount the Fund can invest in its wholly-owned subsidiary as of the end of each tax quarter. Exceeding this amount may have tax consequences, see the section entitled “Tax Risk” in the Fund’s Prospectus for more information.
Futures Cost Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Cost of Futures Investment Risk – As discussed above, when a Solana (SOL) futures contract is nearing expiration, the Fund will “roll” the futures contract. This means it will generallyexit its position in such contract and enter into a new position in a Solana (SOL) futures contract with a later expiration date. When rolling short futures contracts that are in backwardation, the Fund will close its short position by buying the expiring contract at a relatively higher price and selling a longer-dated contract at a relatively lower price. Backwardation in the Solana (SOL) futures market may have a significant adverse impact on the performance of the Fund. Both contango and backwardation may cause Solana (SOL) futures to perform differently than spot Solana (SOL) and may limit or prevent the Fund from achieving its investment objective. The impact of both contango and backwardation may also be greater to the extent the Fund invests in back-month futures contracts.
Solana Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Solana (SOL) Risk – The Fund’s anticipated investments in Solana (SOL) futures contracts expose the Fund to the risks associated with an investment in Solana (SOL) because the anticipated price of Solana (SOL) futures is expected to be substantially based on the price of Solana (SOL). However, Solana (SOL) futures contracts have been trading for a relatively short period of time and the degree of correlation between the Solana (SOL) spot and the Solana (SOL) futures market is yet to be established with a high degree of certainty. It is possible that the anticipated price of Solana (SOL) futures may show a significant degree of correlation with the spot price of Solana (SOL). Solana (SOL) is a relatively new innovation and is subject to unique and substantial risks. The markets for Solana (SOL) may be less liquid and more volatile than other markets for more established products. It may be difficult to execute a Solana (SOL) trade at a specific price when there is a relatively small volume of buy and sell orders in the Solana (SOL) market. A market disruption can also make it more difficult to liquidate a position or find a suitable counterparty at a reasonable cost. The market for Solana (SOL) is subject to rapid price swings, changes and uncertainty. A significant portion of the demand for Solana (SOL) may be the result of speculation. Consequently, the value of Solana (SOL) has been, and may continue to be, substantially dependent on speculation. Such speculation regarding the potential future appreciation of the price of Solana (SOL) may artificially inflate or deflate the price of Solana (SOL) and increase volatility. The further development of the Solana network and the acceptance and use of Solana (SOL) are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Solana network or the acceptance of Solana (SOL) may adversely affect the price and liquidity of Solana (SOL). Solana (SOL) is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact Solana (SOL) trading venues. Additionally, if one or a coordinated group of validators were to gain control of a significant proportion of staked Solana (SOL), they could (depending on the proportion of control gained), impede, reverse or prevent confirmation of transactions, cause a fork in the blockchain, manipulate the blockchain or double spend Solana (SOL). A significant portion of Solana (SOL) is held by a small number of holders sometimes referred to as “whales”. Transactions by these holders may influence the price of Solana (SOL) and these holders may have the ability to manipulate the price of Solana (SOL). The Solana network has reportedly suffered multiple network outages including those arising from bugs (e.g., bugs in the propagation mechanism in 2020 and 2022, bugs leading to duplicate blocks in 2022, and bugs in the client software in 2024), security vulnerabilities (e.g., vulnerability in the client software in 2024), and denial of service and bot attacks (e.g., bot spamming and flooding in 2022, and a DDOS attack in 2021). The development of the Solana network is ongoing and future disruptions, outages, bugs, or other problems could have a material adverse effect on the value and volatility of Solana (SOL), Solana (SOL) futures and an investment in the Fund. Similarly, the client software implementation and wallets used by users and validators to access the Solana network or Solana (SOL) could suffer future disruptions, bugs, or other problems that could have a material adverse effect on the value of Solana (SOL), Solana (SOL) futures and an investment in the Fund Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, Solana (SOL) and Solana (SOL) trading venues are largely unregulated and may be operating out of compliance with applicable regulation. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation (including using social media to promote Solana (SOL) in a way that artificially increases the price of Solana (SOL)). Investors may be more exposed to the risk of theft, fraud and market manipulation, operational failures than when investing in more traditional asset classes. Over the past several years, a number of Solana (SOL) trading venues have been closed due to fraud, failure or security breaches. Investors in Solana (SOL) may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Legal or regulatory changes may negatively impact the operation of the Solana network or restrict the use of Solana (SOL). For example, if Solana (SOL) were determined or were expected to be determined to be offered and sold as a security under the federal securities laws, it is possible certain trading venues would no longer facilitate trading in Solana (SOL), trading in Solana (SOL) futures may become significantly more volatile and/or completely halted, and the value of an investment in the Fund could decline significantly and without warning, including to zero.As a result, events that are not necessarily related to the security or utility of Solana (SOL) can nonetheless cause significant volatility in the price of Solana (SOL). Alternatively, legal or regulatory changes may increase the acceptance and adoption of Solana (SOL). The realization of any of these risks could result in increased volatility and in some instances could result in a sharp increase in the value of Solana (SOL).
Subsidiary Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Subsidiary Investment Risk — Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders.
Borrowing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Borrowing Risk – The Fund will seek to borrow for investment or other purposes using reverse repurchase agreements. In particular, as a result of current margin requirements, the Fund will seek to enter into reverse repurchase agreements at or near its tax quarter-end. There can be no assurance that the Fund will be able to enter into reverse repurchase agreements or obtain favorable terms for those agreements. The cost of borrowing may significantly reduce the Fund’s return during those periods and may cause the Fund’s return to differ significantly from the Daily Target. While the Fund may earn interest on any collateral posted in connection with its investments in reverse repurchase agreements, such interest, if earned, would only offset a portion of the cost of borrowing. Borrowing may cause the Fund to liquidate positions under adverse market conditions to satisfy its repayment obligations. Borrowing increases the risk of loss and may increase the volatility of the Fund.
Money Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
Concentration-Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Concentration Risk — The Fund has significant exposure to Solana (SOL). As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries.
Index Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
Intraday Price Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
Market Price Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors. In addition, the Solana (SOL) futures held by the Fund and Solana (SOL) may be traded in markets on days and at times when the Fund’s listing exchange is closed for trading. As a result, the value of the Fund’s holdings may vary, perhaps significantly, on days and at times when investors are unable to purchase or sell Fund shares. ProShare Advisors cannot predict whether shares will trade above, below or at a price equal to the value of the Fund’s holdings factors.
Authorized Participant Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Authorized Participant Risk — The Fund has a limited number of financial institutions that act as Authorized Participants or market markers. Only Authorized Participants may engage in creation or redemption transactions directly with the Fund. If some or all of these Authorized Participants exit the business or are unable to process creation and/or redemption orders, and other Authorized Participants are not willing or able to create and redeem Fund shares, investors may experience a significantly diminished trading market and the shares may trade at a discount to NAV.
Cash Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Cash Purchases and Redemption Risk — The Fund expects to effect all of its creations and redemptions in cash rather than in-kind. Cash purchases and redemptions may increase transaction costs. The relatively high costs associated with obtaining inverse leveraged exposure to Solana (SOL) futures contracts, particularly near contract expiration, may have a significant adverse impact on the performance of the Fund. Additionally, cash purchases and redemptions may cause the Fund to recognize a gain or loss.
Early Close Late Close Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on Solana (SOL) futures contracts. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●New Fund Risk — The Fund recently commenced operations, has a limited operating history, and started operations with a small asset base. There can be no assurance that the Fund will be successful or grow to or maintain a viable size, that an active trading market for the Fund’s shares will develop or be maintained, or that the Fund’s shares’ listing will continue unchanged.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.